Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investing activities
Additions to newbuildings, related party amount	$ 177,931	$ 56,028	$ 152,460
Purchase of vessels and equipment, related party amount	299,612	5,003	292,539
Financing activities
Proceeds from long-term debt, related party amount	0	0	62,975
Repayment of long-term debt, related party amount	0	0	413,600
Repayment of finance leases, related party amount	24,744	29,059	32,237
Related Party
Investing activities
Additions to newbuildings, related party amount	1,387	455	116,445
Purchase of vessels and equipment, related party amount	$ 0	$ 0	$ 286,894